Other Investments	12 Months Ended
Dec. 31, 2015
Other Investments.
Other Investments

11. Other Investments

	As of December 31,
	2014	2015
	RMB	RMB
Cost-method investments: WangZhi Technology Limited.	13,036	161,417
Qima Holdings Limited.	—	69,960
BabySpace Corporation	—	64,778
Hifashion Group Inc.	62,046	64,778
Others (note)	33,876	170,168

Total investment costs:	108,958	531,101
Less: Impairment	(6,166)	(41,239)

Total	102,792	489,862

Note:

Other investments comprise of a number of investments in private companies which the Group owes equity interest, over which the Group exerts no significant influence, or investments that are not common stock or in-substance common stock, including certain E-commence companies and PRC registered companies that provide technology services.

        The total impairment losses on cost method investments were nil, RMB6,166 and RMB41,239 during the years ended December 31, 2013, 2014 and 2015, respectively.